Stock-Based Compensation (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Company's stock option activity and changes
Outstanding at January 1, 2011, Number of Options, Beginning Balance	4,562,100
Outstanding at January 1, 2011, Weighted Average Exercise Price, Beginning Balance	$ 78.27
Outstanding at January 1, 2011, Weighted Average Remaining Contractual Term, Beginning Balance	6.2
Outstanding at January 1, 2011, Aggregate Intrinsic Value, Beginning Balance	$ 15
Options granted, Number of Options	694,800
Options granted, Weighted Average Exercise Price	$ 80.17
Options exercised, Number of Options	(387,600)
Options exercised, Weighted Average Exercise Price	$ 59.29
Options forfeited, Number of Options	(245,700)
Options forfeited, Weighted Average Exercise Price	$ 89.54
Outstanding at December 31, 2011, Number of Options, Ending Balance	4,623,600
Outstanding at December 31, 2011, Weighted Average Exercise Price, Ending Balance	$ 79.55
Outstanding at December 31, 2011, Weighted Average Remaining Contractual Term, Ending Balance	5.9
Outstanding at December 31, 2011, Aggregate Intrinsic Value, Ending Balance	8
Vested and Expected to Vest at December 31, 2011, Number of Options	4,584,600
Vested and Expected to Vest at December 31, 2011, Weighted Average Exercise Price	$ 79.52
Vested and Expected to Vest at December 31, 2011, Weighted Average Remaining Contractual Term	5.8
Vested and Expected to Vest at December 31, 2011, Aggregate Intrinsic Value	8
Exercisable at December 31, 2011, Number of Options	3,407,500
Exercisable at December 31, 2011, Weighted Average Exercise Price	$ 78.67
Exercisable at December 31, 2011, Weighted Average Remaining Contractual Term	4.9
Exercisable at December 31, 2011, Aggregate Intrinsic Value	$ 8